Share-based compensation - Restricted shares (Detail)		12 Months Ended
		Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 $ / shares € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares
Share-based compensation [Line Items]
Cancellation of treasury shares | €		€ 1,228,000,000
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					1,813,385	1,813,385
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					1,649,847	1,649,847
Restricted shares [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		1,618,488	1,618,488	1,618,488
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares		€ 39.93	€ 39.93		€ 36.2
Number of other equity instruments granted in share-based payment arrangement		631,347
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares		€ 44.41
Notional Dividends	[1]	33,430
Weighted Average Exercise Price Notional Dividends | € / shares	[1]	€ 39.69
Number of other equity instruments exercised or vested in share-based payment arrangement		671,703
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares		€ 33.96
Number of other equity instruments forfeited in share-based payment arrangement		187,648
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares		€ 40.19
Cancellation of treasury shares | €		€ 323
Restricted shares [Member] | Euro [Member] | Weighted average [member]
Share-based compensation [Line Items]
Cancellation of treasury shares | €		€ 35.72
Restricted shares [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		1,611,021	1,611,021	1,611,021
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares				$ 46.26		$ 41.14
Number of other equity instruments granted in share-based payment arrangement		721,469
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 53.42
Notional Dividends	[1]	30,551
Weighted Average Exercise Price Notional Dividends | $ / shares	[1]		44.99
Number of other equity instruments exercised or vested in share-based payment arrangement		584,833
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			40.64
Number of other equity instruments forfeited in share-based payment arrangement		206,013
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 46.09

[1]	Dividend declared in 2021 on outstanding shares.